Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property Plant And Equipment [Line Items]
Accumulated depreciation	$ (28,432)	$ (28,930)
Property, Plant and Equipment, Net, Total	11,947	14,907
Computer And Communication Equipment
Property Plant And Equipment [Line Items]
Property, plant and equipment	$ 23,502	26,211
Computer And Communication Equipment | Minimum
Property Plant And Equipment [Line Items]
Estimated useful lives of property, plant and equipment	2 years
Computer And Communication Equipment | Maximum
Property Plant And Equipment [Line Items]
Estimated useful lives of property, plant and equipment	5 years
Furniture And Other Equipment
Property Plant And Equipment [Line Items]
Property, plant and equipment	$ 12,555	13,199
Furniture And Other Equipment | Minimum
Property Plant And Equipment [Line Items]
Estimated useful lives of property, plant and equipment	3 years
Furniture And Other Equipment | Maximum
Property Plant And Equipment [Line Items]
Estimated useful lives of property, plant and equipment	5 years
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property, plant and equipment	$ 4,322	$ 4,427
Leasehold Improvements | Minimum
Property Plant And Equipment [Line Items]
Estimated useful lives of property, plant and equipment	1 year
Leasehold Improvements | Maximum
Property Plant And Equipment [Line Items]
Estimated useful lives of property, plant and equipment	10 years